Quarterly Results of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (unaudited)
20. Quarterly Results of Operations (unaudited):
The following table presents a summary of our unaudited quarterly operating results for each of the four quarters in 2011 and 2010, respectively (in thousands). This information was derived from unaudited interim financial statements that, in the opinion of management, have been prepared on a basis consistent with the financial statements contained elsewhere in this filing and include all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of such information when read in conjunction with our audited financial statements and related notes. The operating results for any quarter are not necessarily indicative of results for any future period.

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$135,386	$132,505	$118,184	$126,872
Cost of sales	38,768	41,504	36,185	40,449
Cost of sales - restructuring	—	—	1,900	571
Gross profit	96,618	91,001	80,099	85,852
Operating expenses:
Selling, general and administrative	74,825	70,821	83,581	72,361
Research and development	9,207	7,807	6,769	6,331
Amortization of intangible assets	690	677	721	782
Restructuring charges	—	—	12,132	2,273
Total operating expenses	84,722	79,305	103,203	81,747
Operating income (loss)	$11,896	$11,696	$(23,104)	$4,105
Net income (loss)	$3,592	$6,147	$(16,045)	$1,163
Net income (loss) per share, basic	$0.09	$0.16	$(0.42)	$0.03
Net income(loss) per share, diluted	$0.09	$0.16	$(0.42)	$0.03

	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$131,244	$127,734	$121,708	$138,287
Cost of sales	40,141	39,934	37,989	40,392
Gross profit	91,103	87,800	83,719	97,895
Operating expenses:
Selling, general and administrative	76,438	67,774	64,877	73,324
Research and development	9,835	9,784	8,779	8,902
Amortization of intangible assets	649	634	708	720
Restructuring charges	544	461	134	(220)
Total operating expenses	87,466	78,653	74,498	82,726
Operating income	$3,637	$9,147	$9,221	$15,169
Net (loss) income	$(525)	$4,847	$4,650	$8,869
Net (loss) income per share, basic	$(0.01)	$0.13	$0.12	$0.23
Net (loss) income per share, diluted	$(0.01)	$0.13	$0.12	$0.22

Our operating income in 2011 included charges related to the U.S. government inquiries, for which we recognized $2.2 million, $2.4 million, $5.0 million, and $3.4 million during the first, second, third and fourth quarters of 2011, respectively. In addition, our operating income during the third and fourth quarters of 2011 included $14.0 million and $2.8 million of restructuring charges related to our cost improvement measures and, in the third quarter of 2011, included $13.2 million of charges related to the recognition of management estimate of our total liability for claims associated with previous and estimated future fractures of our PROFEMUR® long necks in North America. Net income in 2011 included the after-tax effect of these amounts and in the first quarter of 2011, the after-tax effects of approximately $4.1 million of expenses recognized for the write off of pro-rata unamortized deferred financing fees.
Our operating income in 2010 included charges related to the U.S. government inquiries and, in the fourth quarter of 2010, our DPA, for which we recognized $8.1 million, $0.6 million, $0.9 million and $1.3 million during the first, second, third and fourth quarters of 2010, respectively. Net income in 2010 included the after-tax effect of these amounts.